Consolidated Balance Sheets - BRL (R$) R$ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents		R$ 4,385,329	R$ 6,862,684
Short-term investments		201,975	21,447
Trade accounts receivable, less allowance for doubtful accounts of R$1,870,350 in 2018 and R$1,342,211 in 2017		6,516,555	7,367,442
Recoverable income taxes		621,246	1,123,510
Other taxes		803,252	1,081,587
Judicial Deposits		1,715,934	1,023,348
Inventories		317,503	253,624
Prepaid expenses		743,953	307,162
Pension plan assets		4,880	1,080
Held-for-sale assets		4,923,187	4,675,216
Other assets		1,079,670	780,627
Total current assets		21,313,484	23,497,727
Non-current assets
Long-term investments		36,987	114,839
Other taxes		715,976	627,558
Deferred tax assets		23,050
Judicial Deposits		7,018,786	8,289,762
Investments		117,840	136,510
Property, plant and equipment, net		28,468,798	27,083,454
Intangible assets		8,025,442	9,254,839
Pension plan assets		753,827	1,699,392
Other assets		773,411	282,687
Total non-current assets		45,934,117	47,489,041
Total assets		67,247,601	70,986,768
Current liabilities
Trade payables		5,225,862	5,170,970
Borrowings and financing		672,894	54,251
Payroll, related taxes and benefits		906,655	924,560
Income taxes payable		27,026	567,129
Other taxes		1,033,868	1,443,662
Tax financing program		142,036	278,277
Dividends and interest on capital		6,168	6,222
Provision for contingencies		680,542
Unearned revenues		229,497	139,012
Advances from customers		73,094	402,774
Licenses and concessions payable		85,619	20,306
Liabilities associated to held-for-sale assets		526,870	354,127
Other payables		629,939	469,214
Total current liabilities		10,240,070	9,830,504
Non-current liabilities
Trade payables		3,593,008
Borrowings and financing		15,777,012
Other taxes		628,716	867,664
Deferred taxes liabilities			497,375
Tax financing program		411,170	610,500
Provision for contingencies		4,358,178	1,368,435
Liability for pensions benefits		579,122	72,374
Unearned revenues		1,687,073	1,633,816
Advances from customers		142,134	67,143
Licenses and concessions payable			604
Other payables		631,622	583,186
Total non-current liabilities		27,808,035	5,701,097
Prepetition liabilities subject to compromise	[1]	0	65,139,228
Total liabilities		38,048,105	80,670,829
Shareholders' equity (deficit)
Preferred shares, no par value Authorized 157,727 shares; issued and outstanding 155,915 shares in 2018 and 155,915 in 2017		4,094,909	4,094,909
Common shares, no par value Authorized 2,298,247 shares; issued and outstanding 2,266,217 shares in 2018 and 519,752 in 2017		27,943,562	17,343,465
Total share capital		32,038,471	21,438,374
Share issuance costs		(444,943)	(444,943)
Capital reserves		16,053,166	17,762,545
Treasury shares		(2,803,250)	(5,531,092)
Other comprehensive loss		(1,817,634)	(1,175,521)
Accumulated losses		(14,069,804)	(42,026,880)
Shareholders' equity (deficit) attributable to the Company and subsidiaries		28,956,006	(9,977,517)
Non-controlling interest		243,490	293,456
Total Shareholders' equity (deficit)		29,199,496	(9,684,061)
Total liabilities and shareholders' equity		R$ 67,247,601	R$ 70,986,768

[1]	The total amount of prepetition liabilities subjected to compromise differs from the R$63,960,008 amount of the Creditors List prepared by the Company and filed on May 29, 2017. Per ASC 852, prepetition liabilities subject to compromise included the best estimate, as per the criteria set forth in ASC 450, of contingencies/claims subject to compromise and that in accordance with the Brazilian Law were not included in the Creditor's List.